Staff costs (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Continued Operations [Line Item]
Wages and salaries | €	€ (164,591)	€ (98,863)	€ (100,250)
Social security costs | €	(22,269)	(15,590)	(15,742)
Pension costs | €	(2,778)	(5,669)	(5,581)
Costs related to subscription right plans | €	(23,935)	(17,685)	(36,628)
Other personnel costs | €	(14,615)	(9,136)	(6,682)
Total personnel costs | €	€ (228,188)	€ (146,943)	€ (164,883)
Number of employees | employee	452	704	646
Average number of employees | employee	542	645	634
Members of Executive Committee
Continued Operations [Line Item]
Average number of employees | employee	4	4	4
Research and development [Member]
Continued Operations [Line Item]
Average number of employees | employee	313	408	372
Commercial and medical affairs [Member]
Continued Operations [Line Item]
Average number of employees | employee	26	26	13
Corporate and support [Member]
Continued Operations [Line Item]
Average number of employees | employee	199	207	245